`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 10, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	220,794

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      193    13494 SH       SOLE                                      13494
American Intl Group Com        COM              026874107     6694    93914 SH       SOLE                                      93914
Amgen Inc                      COM              031162100     3579    65589 SH       SOLE                                      65589
Anheuser Busch                 COM              035229103     2075    38434 SH       SOLE                                      38434
Aquila Inc Com                 COM              03840P102       48    13350 SH       SOLE                                      13350
Automatic Data Process Com     COM              053015103     4285   102319 SH       SOLE                                     102319
Bank Of America Corp New       COM              060505104      680     8033 SH       SOLE                                       8033
Bell South Corp NFSC           COM              079860102     1560    59483 SH       SOLE                                      59483
Berkshire Hathaway Inc Del Cl  COM              084670108     1957       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    14140     4785 SH       SOLE                                       4785
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Capital Crossing Bk Com        COM              140071101      247     4440 SH       SOLE                                       4440
Cardinal Health Inc Com        COM              14149Y108     8012   114372 SH       SOLE                                     114372
Cendant Corp                   COM              151313103      214     8723 SH       SOLE                                       8723
ChevronTexaco Corp Com         COM              166764100    11259   119639 SH       SOLE                                     119639
Cisco Sys Inc                  COM              17275R102    11303   476931 SH       SOLE                                     476931
Coca-Cola                      COM              191216100     6147   121764 SH       SOLE                                     121764
Colgate Palmolive              COM              194162103     1013    17331 SH       SOLE                                      17331
Comcast Corp New Cl A          COM              20030N101      289    10287 SH       SOLE                                      10287
Dell Computer                  COM              247025109     8918   248981 SH       SOLE                                     248981
Du Pont E I De Nemours Com     COM              263534109      297     6682 SH       SOLE                                       6682
E M C Corp Mass Com            COM              268648102     1019    89403 SH       SOLE                                      89403
Eli Lilly & Co.                COM              532457108     1768    25284 SH       SOLE                                      25284
Ericsson L M Tel Co Adr Cl B S COM              294821608     3606   120592 SH       SOLE                                     120592
Exxon Mobil Corp Com           COM              30231G102    13973   314626 SH       SOLE                                     314626
Fidelity Comwlth Tr Ndq Cp Idx COM              315902808      482     5900 SH       SOLE                                       5900
First Data Corp Com            COM              319963104     1966    44150 SH       SOLE                                      44150
Fulton Finl Corp PA Com        COM              360271100      331    16431 SH       SOLE                                      16431
GB Hldgs Inc Com               COM              36150A109       23    10652 SH       SOLE                                      10652
General Dynamics Corp Com      COM              369550108     4564    45965 SH       SOLE                                      45965
General Electric Co            COM              369604103     7719   238243 SH       SOLE                                     238243
Home Depot                     COM              437076102     8127   230874 SH       SOLE                                     230874
Honeywell Intl Inc             COM              438516106      326     8913 SH       SOLE                                       8913
IShares Tr Russell 2000        COM              464287655      219     1860 SH       SOLE                                       1860
IShares Tr S&P Midcap Value    COM              464287705     2714    23265 SH       SOLE                                      23265
IShares Tr S&P Smlcp Grow      COM              464287887      246     2520 SH       SOLE                                       2520
IShares Tr S&P Smlcp Valu      COM              464287879      652     5940 SH       SOLE                                       5940
Intel                          COM              458140100    12668   458985 SH       SOLE                                     458985
Johnson & Johnson              COM              478160104     4734    84991 SH       SOLE                                      84991
Juniper Networks Inc Com       COM              48203R104      246    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109      720    13828 SH       SOLE                                      13828
Lowes Cos Inc Com              COM              548661107      201     3818 SH       SOLE                                       3818
Lucent Technologies Com        COM              549463107       53    14128 SH       SOLE                                      14128
MBIA Inc                       COM              55262C100     4315    75540 SH       SOLE                                      75540
MBNA Corp Com                  COM              55262L100     6897   267433 SH       SOLE                                     267433
McDonalds                      COM              580135101     3688   141834 SH       SOLE                                     141834
Medco Health Solutions Com     COM              58405U102      492    13133 SH       SOLE                                      13133
Medtronic                      COM              585055106      508    10425 SH       SOLE                                      10425
Merck & Co, Inc.               COM              589331107     5090   107157 SH       SOLE                                     107157
Microsoft                      COM              594918104     7728   270603 SH       SOLE                                     270603
Nasdaq 100 Tr Unit Ser 1       COM              631100104      296     7837 SH       SOLE                                       7837
Nokia Corp Sponsored Adr       COM              654902204      487    33496 SH       SOLE                                      33496
Nortel Networks Corp New       COM              656568102      248    49600 SH       SOLE                                      49600
Northrop Grumman Corp Com      COM              666807102     1698    31622 SH       SOLE                                      31622
Oracle Corp Com                COM              68389X105     7298   611710 SH       SOLE                                     611710
Pfizer                         COM              717081103    10542   307517 SH       SOLE                                     307517
Proctor & Gamble               COM              742718109     6124   112494 SH       SOLE                                     112494
SBC Communications Inc         COM              78387G103     2226    91808 SH       SOLE                                      91808
SLM Corp                       COM              78442P106     7428   183644 SH       SOLE                                     183644
Student Loan Corp              COM              863902102     7612    55765 SH       SOLE                                      55765
Teco Energy Inc.               COM              872375100      986    82246 SH       SOLE                                      82246
United Healthcare Corp Com     COM              910581107     1701    27323 SH       SOLE                                      27323
Unitrin Inc Com                COM              913275103      236     5550 SH       SOLE                                       5550
Verizon Communications Com     COM              92343V104      710    19620 SH       SOLE                                      19620
Wal-Mart Stores Inc            COM              931142103      444     8406 SH       SOLE                                       8406
Walgreens, Inc.                COM              931422109     1715    47372 SH       SOLE                                      47372
Walt Disney Co                 COM              254687106     1010    39611 SH       SOLE                                      39611
La Quinta Pptys Inc Paired Ctf                  50419U202      274    32589 SH       SOLE                                      32589